Commitments and Contingencies - Commitments (Details) CAD in Millions, AUD in Millions, $ in Millions		12 Months Ended
	Jul. 30, 2015 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD	Nov. 17, 2017 AUD
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		CAD 608.0
Long-term service agreements		280.0
Non-cancellable operating leases		156.0
Growth		27.0
TransAlta Energy Transition Bill	$ 55	36.0
Total		1,229.0
Minimum operating lease payments recognised as expense		7.0	CAD 9.0	CAD 9.0
Sublease payments received (amounts less than)		1.0	CAD 1.0
Commitment period for Energy Bill initiatives	9 years
Funded portion of Energy Bill commitment | $					$ 28
Amount withheld under dispute | AUD						AUD 58.2
Amount withheld under dispute, tax | AUD						AUD 43.0
Pending litigation claim | AUD							AUD 54.1
Natural gas, transportation, and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		98.0
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		24.0
2018
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		155.0
Long-term service agreements		108.0
Non-cancellable operating leases		9.0
Growth		27.0
TransAlta Energy Transition Bill		6.0
Total		362.0
2018 | Natural gas, transportation, and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		48.0
2018 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		9.0
2019
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		159.0
Long-term service agreements		50.0
Non-cancellable operating leases		9.0
Growth		0.0
TransAlta Energy Transition Bill		6.0
Total		237.0
2019 | Natural gas, transportation, and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		7.0
2019 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		6.0
2020
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		161.0
Long-term service agreements		41.0
Non-cancellable operating leases		9.0
Growth		0.0
TransAlta Energy Transition Bill		6.0
Total		228.0
2020 | Natural gas, transportation, and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		5.0
2020 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		6.0
2021
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		23.0
Long-term service agreements		31.0
Non-cancellable operating leases		9.0
Growth		0.0
TransAlta Energy Transition Bill		6.0
Total		77.0
2021 | Natural gas, transportation, and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		5.0
2021 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		3.0
2022
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		14.0
Long-term service agreements		15.0
Non-cancellable operating leases		9.0
Growth		0.0
TransAlta Energy Transition Bill		6.0
Total		48.0
2022 | Natural gas, transportation, and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		4.0
2022 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		0.0
2023 and thereafter
Disclosure of Commitments [Line Items]
Coal supply and mining agreements		96.0
Long-term service agreements		35.0
Non-cancellable operating leases		111.0
Growth		0.0
TransAlta Energy Transition Bill		6.0
Total		277.0
2023 and thereafter | Natural gas, transportation, and other purchase contracts
Disclosure of Commitments [Line Items]
Purchase obligations		29.0
2023 and thereafter | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations		0.0
Line loss rule proceeding
Disclosure of Commitments [Line Items]
Estimated financial effect of contingent liabilities		15.0
Provision for line loss rule proceeding		CAD 7.5